Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Current assets:
Cash and cash equivalents (note 4)	$ 48,889	$ 18,688	$ 10,950
Short-term investments (note 4)	49,371	71,292	24,912
Trade and other receivables	325	241	113
Research tax credits receivable	724	1,036	480
Prepaid expenses and other assets	3,005	2,988	843
Total current assets	102,314	94,245	37,298
Non-current assets:
Right-of-use asset (note 5)	501	204	114
Other assets	198	107	56
In-process research and development asset (note 6)	50,100	1,816	1,730
Total non-current assets	50,799	2,127	1,900
Total Assets	153,113	96,372	39,198
Current liabilities:
Trade and other payables (note 7)	5,495	7,445	1,992
Lease liability (note 5)	156	167	114
Total current liabilities	5,651	7,612	2,106
Non-current liabilities:
Lease liability (note 5)	347	21
Total non-current liabilities	347	21
Total Liabilities	5,998	7,633	2,106
Shareholders' equity:
Share capital (note 8 (a))	575,286	486,401	405,626
Other equity (notes 8 (b) (i) and (ii))	31,360	26,858	25,682
Deficit	(468,829)	(433,818)	(401,087)
Accumulated other comprehensive income (note 2 (c))	9,298	9,298	6,871
Total Shareholders' Equity	147,115	88,739	37,092
Commitments and contingencies (note 13)
Total Liabilities and Shareholders' Equity	$ 153,113	$ 96,372	$ 39,198